Warrants for Stock - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Related party contribution	$ 1,170,000	$ 2,112,000
Warrants issued for services (in shares)	53,808	2,632
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 408,938	$ 0
Navitus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares)	30,799	55,594
Related party contribution	$ 1,170,000	$ 2,112,000
Warrants to Purchase Shares of Common Stock to Directors, Offices and Employees [Member] | Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares)	69,476
Warrants to Purchase Shares of Common Stock to Visionary Private Equity Group [Member] | Affiliated Entity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares (in shares)	136,928